Mortgage Loans Held for Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Mortgage Loans Held for Sale at Fair Value

The following summarizes mortgage loans held for sale at fair value as of September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Conventional	$312,688	$110,493
Governmental	204,756	108,131
Non-agency jumbo	1,414	—

Total mortgage loans held for sale, at fair value	$518,858	$218,624

The following summarizes mortgage loans held for sale at fair value at December 31:

	2012	2011
Conventional	$110,492,545	$27,748,435
Governmental	108,131,406	33,980,399

	$218,623,951	$61,728,834